Restructuring and Other Charges - Accrued Compensation and Benefits (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Restructuring and Related Activities [Abstract]
Accrued restructuring, Beginning Balance	$ 0
Expenses incurred	6,895
Payments	(2,154)
Accrued restructuring, Ending Balance	$ 4,741